Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 28, 2018	Sep. 16, 2017	Jan. 31, 2018	Nov. 30, 2017	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	May 22, 2017
Warrants to purchase shares of common stock		275,000			500,000			500,000				2,000,000	100,000
Warrant exercise price		$ 0.08			$ 0.14			$ 0.14				$ 0.25	$ 0.40
Number of stock options granted								1,006,272		13,210,000	5,860,000
Number of shares issued during period								1,679,276
Number of shares issued during period, value								$ 2,978,500		$ 796,000	$ 1,524,030
Interest expense					$ 58,788		$ 86,816	262,721	$ 170,822	555,094	340,580
Debt extinguishment		$ 10,057					$ (526,871)	$ 651,574	$ (552,871)	(977,203)	(455,975)
Unamortized debt discount											$ 48,942
Subsequent Event [Member]
Debt instrument note amount				$ 100,000		$ 1,870,769
Number of shares issued during period for service						106,847
Number of stock options granted						906,272
Fair value of options vested in period						$ 181,157
Stock option vesting period						3 years
Stock options exercise price						$ 0.26
Number of shares issued during period						7,383,006
Number of shares issued during period, value						$ 976,120
Accrued interest						147,097
Interest expense						893,120
Gain on derivative liability				136,226		1,248,809
Debt extinguishment				158,396		$ 1,090,057
Conversion of stock, shares issued						20,469,028
Conversion of stock, amount issued						$ 3,300,500
Shares issued, price per share						$ 0.16
Unamortized debt discount				$ 77,830
Number of common stock reserved for future issuance						200,000
Number of shares subject to vest that was previously issued										4,641,667
Subsequent Event [Member] | Chief Executive Officer [Member]
Shares issued, price per share	$ 1.43
Accrued salary	$ 582,333
Number of restricted common stock shares issued during the period	407,226
Subsequent Event [Member] | Auctus Fund and EMA Financial [Member]
Unsecured convertible notes			$ 150,000
Debt exchanged for cash			$ 130,000
Debt interest rate			8.00%
Original issue discount			$ 20,000
Maturity date			Jan. 31, 2019
Common stock market price, percentage			70.00%
Warrants to purchase shares of common stock			1,000,000
Warrant exercise price			$ 0.14
Warrant term			5 years
Beneficial conversion feature			$ 301,739
Debt instrument note amount			150,000
Financing costs			$ 151,739